Administration Expenses - Schedule of Administration Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Administration Expenses [Abstract]
Wages and salaries	€ 6,750	€ 7,649	€ 8,706
Depreciation and amortization	2,632	1,547	1,002
Professional fees	859	1,605	1,722
Consulting fees	638	1,816	2,068
Other expenses	1,641	3,218	4,918
Reclassification of cost of sales	1,153
Impairment of inventory	2,200
Total	€ 15,873	€ 15,835	€ 18,416